NET OPERATING REVENUE (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
NET OPERATING REVENUE
Generation	R$ 28,095,622	R$ 26,616,642	R$ 23,865,921
Transmission	19,292,579	17,432,037	15,774,884
Financial effect of Itaipu			294,934
Other revenue	337,166	426,427	1,101,817
Revenu, gross	47,725,367	44,475,106	41,037,556
(-) Deductions from Operating revenue
(-) ICMS	(761,342)	(1,053,742)	(1,103,091)
(-) PIS and COFINS	(4,295,000)	(3,906,818)	(3,527,175)
(-) Sectoral charges	(2,484,234)	(2,348,976)	(2,322,369)
(-) Other Deductions (including ISS)	(3,239)	(6,662)	(10,688)
(-) Deductions from Operating Income	(7,543,815)	(7,316,198)	(6,963,323)
Net operating revenue	R$ 40,181,552	37,158,908	34,074,233
Additional revenue rate	10.00%
Percentage of shift to independent production per annum	20.00%
Operation and maintenance revenue
NET OPERATING REVENUE
Generation	R$ 3,063,896	4,052,072	4,676,630
Transmission	7,725,358	7,335,165	6,379,321
Contractual financial revenue
NET OPERATING REVENUE
Transmission	7,405,486	7,136,080	7,901,256
Construction revenue
NET OPERATING REVENUE
Transmission	4,161,735	2,960,792	1,494,307
For distribution
NET OPERATING REVENUE
Generation	18,811,949	17,030,455	14,104,623
End cosumers
NET OPERATING REVENUE
Generation	2,941,312	3,853,830	3,925,510
CCEE
NET OPERATING REVENUE
Generation	R$ 3,278,465	R$ 1,680,285	R$ 1,159,158